Loss Per Share (Details) - shares		12 Months Ended
	Feb. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Share [Member]
Loss Per Share [Line Items]
Ordinay shares, voting rights	1	1
Class B Ordinary Share [Member]
Loss Per Share [Line Items]
Ordinay shares, voting rights	20	20
Restricted Share Units [Member]
Loss Per Share [Line Items]
Anti-dilutive shares		128,804	184,133	813,609
Warrants [Member]
Loss Per Share [Line Items]
Anti-dilutive shares		149,028